Commitments and Contingencies (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 HKD ($)
Commitments and Contingencies [Line Items]
Capital outstanding		$ 490
Contract amount		699	$ 5,420
Non-current assets		$ 209	$ 1,600
Creditors' voluntary liquidation	$ 2,100
Contractual obligation	$ 913